Investments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Investments [Abstract]
Summary of Investments
At 31 March	2018 £m	2017 £m	2016 £m

Non-current assets
Available-for-sale	46	37	39
Amounts owed by ultimate parent company	2,983	1,371	1,409
Amounts owed by parent company	10,318	10,191	10,510
Fair value through profit or loss	7	7	7
	13,354	11,606	11,965
Current assets
Available-for-sale	2,575	1,437	2,878
Amounts owed by ultimate parent company	34	28	26
Amounts owed by parent company	168	192	327
Loans and receivables	447	83	40
	3,224	1,740	3,271

Fair Value Hierarchy of Investments

Fair value hierarchy At 31 March 2018	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale investments	32	2,575	14	2,621
Fair value through profit or loss	7	–	–	7
Total	39	2,575	14	2,628

At 31 March 2017	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale investments	21	1,437	16	1,474
Fair value through profit or loss	7	–	–	7
Total	28	1,437	16	1,481

At 31 March 2016	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale investments	24	2,878	15	2,917
Fair value through profit or loss	7	–	–	7
Total	31	2,878	15	2,924